Gain on disposal of subsidiaries and other assets, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Cash Provided by (Used in) Financing Activities	$ (163,383)	$ (280,799)	$ (771,028)
Current assets	1,750,199	1,676,639
Impairment expense on goodwill and other assets	1,423	$ 823	$ 1,254
Direct Marketing Payment Processing Business Line
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash				$ 1,948
Contingent consideration receivable earned	4,810			$ 50,000
Current assets	1,498
Non current assets	3,312
Gain on disposal of a subsidiary	739
Impairment expense on goodwill and other assets	$ 638